Provision (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Disclosure of Detailed Information about Provision Explanatory [Table Text Block]
The following tables show the movement of the provisions in 2022 and 2021:

(Euro thousands)	Provisions for litigation	Provisions for contingencies and losses	Other provisions	Total provisions

At January 1, 2021	798	3,676	1,302	5,776
Of which current	—	1,914	576	2,490
Of which non-current	798	1,762	726	3,286
Provisions	1,036	536	133	1,705
Business combination	—	942	—	942
Releases	(39)	(32)	(285)	(356)
Utilizations	(21)	(956)	—	(977)
Exchange differences	—	217	—	217

At December 31, 2021	1,774	4,383	1,150	7,307
Of which current	—	2,476	665	3,141
Of which non-current	1,774	1,907	485	4,166
Provisions	991	1,060	364	2,415
Releases	(627)	(786)	(19)	(1,432)
Utilizations	—	(869)	(457)	(1,326)
Exchange differences	—	185	(24)	161

At December 31, 2022	2,138	3,973	1,014	7,125

Of which current	12	2,470	532	3,014
Of which non-current	2,126	1,503	482	4,111